Share-based Compensation Plans and Shares Held in Trust - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 531	$ 802	$ 693
Equity-Settled [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 531	422	488
Cash-Settled [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense		$ 380	$ 205